UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

Table of Contents

Letter to Shareholders	2
Schedule of Investments	6
Sector Diversification	10
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Disclosure of Fund Expenses	24
Liquidity Risk Mangement Program	26

Letter to Shareholders

For the six months ended March 31, 2024, Causeway Global Value Fund’s (the “Fund’s”) Institutional Class returned 18.97% and Investor Class returned 18.84% compared to the MSCI ACWI Index (Net) return of 20.14 % and the MSCI ACWI Index (Gross) return of 20.39%. The average annual total return of the Fund’s Institutional Class since inception on April 29, 2008, is 6.50% compared to the MSCI ACWI Index (Net) average annual total return of 6.69% and the MSCI ACWI Index (Gross) average annual total return of 7.25%. The average annual total return of the Fund’s Investor Class since inception on January 31, 2011, is 8.05% compared to the MSCI ACWI Index (Net) average annual total return of 8.75% and the MSCI ACWI Index (Gross) average annual total return of 9.31%. Effective January 26, 2024, the Fund’s benchmark changed from the MSCI ACWI Index (Gross) to the MSCI ACWI Index (Net) (“Index”)*. As of March 31, 2024, the Fund had net assets of $61.3 million.

Performance Review

Global equity markets posted strong gains during the period. The top-performing country markets within the Index included Peru, the Netherlands, and Egypt in local currency terms. The worst-performing country markets included Hong Kong, Portugal, and China. The strongest-performing sectors were information technology, utilities, and energy. The weakest-performing sectors were real estate, communication services, and consumer staples.

Fund holdings in the semiconductors & semi equipment, household & personal products, and insurance industry groups were the largest detractors from relative performance. Holdings in the banks, capital goods, and technology hardware & equipment industry groups were the greatest contributors to the Fund’s performance relative to the Index. The largest stock-level detractors from absolute returns included household & personal care products company, Reckitt Benckiser Group (United Kingdom), Asian life insurer, Prudential Plc (United Kingdom), and rolling stock, signaling, & services provider for the rail industry, Alstom SA (France). The greatest stock-level contributors to the Fund’s absolute return included jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom), media & entertainment conglomerate, The Walt Disney Co. (United States), and bank, Citigroup, Inc. (United States).

Significant Portfolio Changes

The largest stock-level increases during the period included semiconductor company, Analog Devices, Inc. (United States), rail operator, Canadian Pacific Kansas City Ltd. (Canada), and alcoholic beverage distributor, Diageo Plc (United Kingdom). The largest stock-level decreases included health food & beverage producer, Danone (France), oil & gas company, Chesapeake Energy (United States), and snack & confectionary producer, Mondelez International, Inc. (United States).

Fund exposures to currencies, industries, and countries are largely a by-product of our bottom-up stock selection process. From a sector perspective, the most notable changes during the six-month period included increased exposure to information technology, communication services, and consumer discretionary. We reduced exposure to the health care, energy, and financials sectors during the period.

Causeway Global Value Fund

Investment Outlook

European equities, on a sector-neutral basis, are trading at valuation discounts to the US not seen since sovereign debt concerns roiled the region in 2011. We are increasing exposure to well-vetted European-listed stocks across various sectors, including information technology, materials, industrials, and consumer discretionary. Valuations in Japan have risen, catalyzed by earnings upgrades in certain export-related industries, capital inflows redirected away from Chinese markets, and optimism for improving corporate governance. Causeway’s investment team remains focused on identifying long-term “winners” in Japan’s efforts to improve shareholder returns, with six of our portfolio managers and analysts conducting research trips there in the early months of the year. However, the long-term challenges persist, namely, delivering consistently improving returns on capital.

We continue to identify companies we believe are creating value in their businesses through operational restructuring. Conservative assumptions and our interactions with company managements build our conviction in the share price upside from strengthening underearning businesses, generating more cash flow, and increasing profitability. In our clients’ fundamental portfolios, we aim to balance these restructuring holdings with competitively positioned companies, such as those operating in oligopolistic markets with sustained pricing power, trading at reasonable valuations. Given positive real interest rates in most regions, dividends and buybacks currently are an especially meaningful component of total return. Though we reduced client exposure to banks during the period, we hold those with the highest risk-adjusted returns and anticipate portfolios will continue to benefit from their capital return programs. Positive real interest rates should continue to support a value investment style underpinned by rigorous fundamental research.

We thank you for your continued confidence in Causeway Global Value Fund.

March 31, 2024

Brian Woonhyung Cho Portfolio Manager	Jonathan Eng Portfolio Manager	Harry Hartford Portfolio Manager

Sarah Ketterer Portfolio Manager	Ellen Lee Portfolio Manager	Conor Muldoon Portfolio Manager

Causeway Global Value Fund

Steven Nguyen Portfolio Manager	Alessandro Valentini Portfolio Manager

*The MSCI ACWI Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

A company may reduce or eliminate its dividend, causing losses to the Fund.

Causeway Global Value Fund

March 31, 2024

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Institutional Class	21.38%	8.38%	10.60%	7.09%	6.50%	*
Investor Class	21.07%	8.13%	10.37%	6.85%	8.05	%**
MSCI ACWI Index (Net)	23.22%	6.96%	10.92%	8.66%	6.69%	*
MSCI ACWI Index (Net)	23.22%	6.96%	10.92%	8.66%	8.75	%**
MSCI ACWI Index (Gross)	23.81%	7.46%	11.45%	9.22%	7.25%	*
MSCI ACWI Index (Gross)	23.81%	7.46%	11.45%	9.22%	9.31	%**

* Inception is April 29, 2008

** Inception is January 31, 2011.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2025. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 26, 2024 prospectus, the Fund's annualized gross ratios of expenses in relation to average net assets were 1.29% and 1.54% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 0.85% and 1.10% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI ACWI Index (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of developed and emerging markets, consisting of 23 developed country indices, including the U.S, and 24 emerging market country indices. The Index assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements). The MSCI ACWI Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Global Value Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

COMMON STOCK
Canada — 2.0%
Canadian Pacific Kansas City Ltd.	13,999	$1,234

China — 1.3%
Tencent Holdings Ltd.	20,900	811

France — 6.9%
Air Liquide SA	2,844	592
Alstom S.A.	80,432	1,226
Carrefour SA	38,155	653
Kering S.A.	3,030	1,198
Sanofi S.A.	5,433	533
		4,202
Germany — 4.2%
Infineon Technologies AG	26,171	890
RWE AG	15,070	511
SAP SE	6,164	1,200
		2,601
Hong Kong — 0.5%
The Link Real Estate Investment Trust [1]	68,300	294

Italy — 2.7%
Enel SpA	146,238	965
UniCredit SpA	18,855	716
		1,681
Japan — 4.4%
FANUC Corp.	39,900	1,112
Murata Manufacturing Co. Ltd.	56,700	1,062
Seven & i Holdings Co. Ltd.	36,900	536
		2,710
Netherlands — 3.1%
Akzo Nobel NV	13,829	1,032
ING Groep NV	28,234	465
Koninklijke Philips NV [2]	19,127	384
		1,881
South Korea — 4.7%
Samsung Electronics Co. Ltd.	40,044	2,403

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

South Korea — (continued)
SK Hynix Inc.	3,705	$491
		2,894
Switzerland — 1.9%
Roche Holding AG	4,518	1,151

United Kingdom — 21.4%
Barclays PLC	750,968	1,737
BP PLC	199,893	1,251
Diageo PLC	30,701	1,134
GSK PLC	33,406	721
Prudential PLC	130,640	1,225
Reckitt Benckiser Group PLC	22,711	1,293
Rolls-Royce Holdings PLC [2]	562,492	3,029
Shell PLC	42,118	1,406
SSP Group PLC	475,289	1,315
		13,111
United States — 43.3%
AbbVie Inc.	4,029	734
Alphabet Inc., Class C [2]	14,387	2,191
Analog Devices Inc.	6,350	1,256
Aptiv PLC [2]	6,702	534
Berry Global Group Inc.	12,378	748
Citigroup Inc.	22,923	1,450
Citizens Financial Group Inc.	23,521	853
Concentrix Corp.	7,190	476
Fiserv Inc. [2]	7,518	1,202
Genpact Ltd.	36,484	1,202
International Flavors & Fragrances Inc.	13,986	1,203
Jones Lang LaSalle Inc. [2]	6,155	1,201
Meta Platforms Inc., Class A	2,245	1,090
Oracle Corp.	7,724	970
PG&E Corp.	78,509	1,316
Quest Diagnostics Inc.	9,582	1,275
Sabre Corp. [2]	51,720	125
Seagate Technology Holdings PLC	9,836	915
TD SYNNEX Corp.	13,681	1,547
Trimble Inc. [2]	14,839	955
Tyson Foods Inc., Class A	16,530	971

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

United States — (continued)
Walt Disney Co.	14,851	$1,817
Zebra Technologies Corp., Class A [2]	4,504	1,358
Zimmer Biomet Holdings Inc.	8,806	1,162
		26,551
Total Common Stock
(Cost $50,419) — 96.4%		59,121

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.241% *	472,209	472

Total Short-Term Investment
(Cost $472) — 0.8%		472

Total Investments — 97.2%
(Cost $50,891)		59,593

Other Assets in Excess of Liabilities — 2.8%		1,737

Net Assets — 100.0%		$61,330

*	The rate reported is the 7-day effective yield as of March 31, 2024.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Schedule of Investments (concluded)

March 31, 2024 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Canada	$1,234	$—	$—	$1,234
China	811	—	—	811
France	4,202	—	—	4,202
Germany	2,601	—	—	2,601
Hong Kong	294	—	—	294
Italy	1,681	—	—	1,681
Japan	2,710	—	—	2,710
Netherlands	1,881	—	—	1,881
South Korea	2,894	—	—	2,894
Switzerland	1,151	—	—	1,151
United Kingdom	13,111	—	—	13,111
United States	26,551	—	—	26,551
Total Common Stock	59,121	—	—	59,121
Short-Term Investment	472	—	—	472
Total Investments in Securities	$59,593	$—	$—	$59,593

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Sector Diversification

As of March 31, 2024, the sector diversification was as follows (Unaudited):

Causeway Global Value Fund	Common Stock	% of Net Assets
Information Technology	21.2%	21.2%
Industrials	13.5	13.5
Financials	12.3	12.3
Health Care	9.8	9.8
Communication Services	9.6	9.6
Consumer Staples	7.6	7.6
Materials	5.9	5.9
Consumer Discretionary	5.2	5.2
Utilities	4.5	4.5
Energy	4.3	4.3
Real Estate	2.5	2.5
Total	96.4%	96.4%
Short-Term Investment		0.8
Other Assets in Excess of Liabilities		2.8
Net Assets		100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Statement of Assets and Liabilities (000)*

(unaudited)

CAUSEWAY GLOBAL VALUE FUND
3/31/24
ASSETS:
Investments at Value (Cost $50,891)	$59,593
Foreign Currency (Cost $39)	38
Receivable for Investment Securities Sold	934
Receivable for Fund Shares Sold	523
Receivable for Tax Reclaims	203
Receivable for Dividends	170
Prepaid Expenses	36
Total Assets	61,497
LIABILITIES:
Payable for Investment Securities Purchased	59
Payable for Professional Fees	49
Payable Due to Adviser	23
Payable for Printing Fees	10
Payable for Transfer Agent Fees	9
Due to Custodian	8
Payable for Shareholder Service Fees - Investor Class	4
Payable Due to Administrator	1
Payable for Trustees' Fees	1
Other Accrued Expenses	3
Total Liabilities	167
Net Assets	$61,330
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$49,554
Total Distributable Earnings	11,776
Net Assets	$61,330
Net Asset Value Per Share (based on net assets of $55,195,389 ÷ 3,781,825 shares) - Institutional Class	$14.59
Net Asset Value Per Share (based on net assets of $6,134,195 ÷ 423,605 shares) - Investor Class	$14.48

* Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Statement of Operations (000)

(unaudited)

CAUSEWAY GLOBAL VALUE FUND
10/01/23 to 3/31/24
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $27)	$590
Total Investment Income	590
EXPENSES:
Investment Advisory Fees	251
Shareholder Service Fees — Investor Class	7
Administration Fees	6
Professional Fees	31
Transfer Agent Fees	29
Registration Fees	25
Custodian Fees	20
Printing Fees	7
Trustees' Fees	2
Other Fees	9
Total Expenses	387
Waiver of Investment Advisory Fees	(111)
Total Waiver	(111)
Net Expenses	276
Net Investment Income	314

Net Realized Gain (Loss) on:
Investments	4,529
Foreign Currency Transactions	1
Net Realized Gain (Loss)	4,530

Net Unrealized Appreciation (Depreciation) on:
Investments	6,080
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	3
Net Unrealized Appreciation (Depreciation)	6,083
Net Realized and Unrealized Gain	10,613
Net Increase in Net Assets Resulting from Operations	$10,927

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY GLOBAL VALUE FUND
	10/01/23 to 3/31/24 (Unaudited )	10/01/22 to 9/30/23
OPERATIONS:
Net Investment Income	$314	$601
Net Realized Gain	4,530	1,166
Net Change in Unrealized Appreciation	6,083	10,967
Net Increase in Net Assets Resulting From Operations	10,927	12,734
DISTRIBUTIONS:
Institutional Class	(1,437)	(319)
Investor Class	(126)	(15)
Total Distributions to Shareholders	(1,563)	(334)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	(7,089)	15,024
Total Increase in Net Assets	2,275	27,424
NET ASSETS:
Beginning of Period	59,055	31,631
End of Period	$61,330	$59,055

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Financial Highlights

For the Six Months Ended March 31, 2024 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway Global Value Fund
Institutional
2024(1)	12.56	0.07	2.28	2.35	(0.14)	(0.18)	(0.32)	—
2023	9.10	0.15	3.41	3.56	(0.10)	—	(0.10)	—
2022	12.66	0.08	(3.23)	(3.15)	(0.09)	(0.32)	(0.41)	—
2021	8.38	0.10	4.33	4.43	(0.15)	—	(0.15)	—
2020	9.87	0.11	(1.10)	(0.99)	(0.33)	(0.17)	(0.50)	—
2019	12.66	0.31	(1.44)	(1.13)	(0.20)	(1.46)	(1.66)	—	(2)
Investor
2024(1)	12.46	0.06	2.26	2.32	(0.12)	(0.18)	(0.30)	—
2023	9.02	0.11	3.40	3.51	(0.07)	—	(0.07)	—
2022	12.57	0.06	(3.23)	(3.17)	(0.06)	(0.32)	(0.38)	—
2021	8.32	0.08	4.31	4.39	(0.14)	—	(0.14)	—
2020	9.82	0.09	(1.10)	(1.01)	(0.32)	(0.17)	(0.49)	—
2019	12.60	0.28	(1.42)	(1.14)	(0.18)	(1.46)	(1.64)	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

14.59	18.97	55,196	0.85	1.21	1.03	43
12.56	39.25	54,279	0.85	1.29	1.27	80
9.10	(25.70)	29,685	0.85	1.21	0.69	70
12.66	53.15	60,934	0.85	1.23	0.87	91
8.38	(11.04)	42,419	1.01	1.25	1.18	89
9.87	(7.74)	76,531	1.05	1.08	3.02	51

14.48	18.84	6,134	1.10	1.46	0.83	43
12.46	39.02	4,776	1.10	1.54	0.95	80
9.02	(25.97)	1,946	1.10	1.46	0.48	70
12.57	52.95	2,840	1.06	1.43	0.69	91
8.32	(11.30)	1,116	1.19	1.44	1.03	89
9.82	(7.82)	1,416	1.16	1.20	2.75	51

The accompanying notes are an integral part of the financial statements.

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

1.	Organization

Causeway Global Value Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on April 29, 2008. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The inception of performance for Institutional Class shares was April 29, 2008, and for Investor Class shares was January 31, 2011. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2024, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

(continued)

primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed.

As of and during the six months ended March 31, 2024, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

(continued)

by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income,

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

(continued)

realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2024, the Fund received commission recapture payments of $31.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2025 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of Institutional Class and Investor

Class average daily net assets. For the six months ended March 31, 2024, the Adviser waived $111,302 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2024, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2024, approximately $2,368 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

(continued)

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2024, for the Fund were as follows (000):

Purchases	Sales
$25,990	$34,818

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

(continued)

or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments. In addition, armed conflict between Israel, Hamas and other groups in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect Fund performance.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2023 and September 30, 2022 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2023	$334	$—	$334
2022	1,191	848	2,039

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,198
Unrealized Appreciation	1,216
Other Temporary Differences	(2)
Total Distributable Earnings	$2,412

For the fiscal year ended September 30, 2023, the Fund did not use any capital loss carryforwards.

At March 31, 2024, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$50,891	$10,166	$(1,464)	$8,702

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

(continued)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2024 (Unaudited)		Fiscal Year Ended September 30, 2023
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	293	$3,880	1,334	$15,899
Shares Issued in Reinvestment of Dividends and Distributions	106	1,431	30	317
Shares Redeemed	(938)	(12,903)	(306)	(3,317)
Increase (Decrease) in Shares Outstanding Derived from Institutional Class Transactions	(539)	(7,592)	1,058	12,899
Investor Class
Shares Sold	64	833	222	2,791
Shares Issued in Reinvestment of Dividends and Distributions	9	125	1	15
Shares Redeemed	(33)	(456)	(56)	(681)
Increase in Shares Outstanding Derived from Investor Class Transactions	40	502	167	2,125
Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	(499)	$(7,090)	1,225	$15,024

8.	Significant Shareholder Concentration

As of March 31, 2024, two of the Fund's shareholders of record owned 79% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, was a party to an agreement which enabled it to participate in a $10 million secured committed revolving

Causeway Global Value Fund

Notes to Financial Statements (Unaudited)

(concluded)

line of credit with The Bank of New York Mellon which expired on February 14, 2024. The proceeds from the borrowings, if any, were used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, was charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund was also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2024, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway Global Value Fund

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any), and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2023 to March 31, 2024).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

Causeway Global Value Fund

Disclosure of Fund Expenses (Unaudited)

(concluded)

	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Global Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,190.50	0.86%	$4.71
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.70	0.86%	$4.34
Actual Fund Return
Investor Class	$1,000.00	$1,188.40	1.11%	$6.07
Hypothetical 5% Return
Investor Class	$1,000.00	$1,019.45	1.11%	$5.60

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Causeway Global Value Fund

Liquidity Risk Mangement Program (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2023 through December 31, 2023. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Causeway Global Value Fund

NOTES

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-005-1600

(b) Not applicapble.

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

By	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 5, 2024